Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 432	₱ 339
Debt instruments at amortized cost – net of current portion	596	400
Derivative financial assets – net of current portion	81	48
Other financial assets – net of current portion	3,489	3,099
Current Assets
Cash and cash equivalents	25,211	23,907	₱ 40,237	₱ 24,369
Short-term investments	383	2,241
Trade and other receivables	26,255	21,790
Current portion of derivative financial assets		93
Current portion of debt instruments at amortized cost		207
Current portion of other financial assets	206	7,064
Total assets	56,653	59,188
Noncurrent Liabilities
Long-term debt (Notes 28 and 29)	217,288	241,075
Noncurrent portion of lease liabilities (Note 28)	31,958	17,131
Derivative financial liabilities – net of current portion	190	100
Customers' deposits	2,313	2,270
Deferred credits and other noncurrent liabilities	363	398
Current Liabilities
Accounts payable	101,107	97,959
Accrued expenses and other current liabilities	74,227	84,219
Current portion of interest-bearing financial liabilities	32,292	11,482
Current portion of lease liabilities	10,477	4,555
Dividends payable	1,821	1,708
Current portion of derivative financial liabilities (Note 28)	960	115
Liabilities associated with assets classified as held-for-sale	1,668
Total liabilities	474,664	461,012
Net assets (liabilities)	(418,011)	(401,824)
Current portion of derivative financial liabilities	960	115
Financial assets at amortised cost, category [member]
Noncurrent Assets
Debt instruments at amortized cost – net of current portion	596	400
Other financial assets – net of current portion	3,489	3,099
Current Assets
Cash and cash equivalents	25,211	23,907
Short-term investments	129	1,986
Trade and other receivables	26,255	21,790
Current portion of debt instruments at amortized cost		207
Current portion of other financial assets	206	208
Total assets	55,886	51,597
Noncurrent Liabilities
Long-term debt (Notes 28 and 29)	217,288	241,075
Noncurrent portion of lease liabilities (Note 28)	31,958	17,131
Customers' deposits	2,313	2,270
Deferred credits and other noncurrent liabilities	363	398
Current Liabilities
Accounts payable	101,107	97,959
Accrued expenses and other current liabilities	74,227	76,377
Current portion of interest-bearing financial liabilities	32,292	11,482
Current portion of lease liabilities	10,477	4,555
Dividends payable	1,821	1,708
Liabilities associated with assets classified as held-for-sale	1,668
Total liabilities	473,514	452,955
Net assets (liabilities)	(417,628)	(401,358)
financial assets at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss	432	339
Derivative financial assets – net of current portion	81	48
Current Assets
Short-term investments	254	255
Current portion of derivative financial assets		93
Current portion of other financial assets		6,856
Total assets	767	7,591
Noncurrent Liabilities
Derivative financial liabilities – net of current portion	190	100
Current Liabilities
Accrued expenses and other current liabilities		7,842
Current portion of derivative financial liabilities (Note 28)	960	115
Total liabilities	1,150	8,057
Net assets (liabilities)	(383)	(466)
Current portion of derivative financial liabilities	₱ 960	₱ 115